Convertible Notes Payable - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended		0 Months Ended	91 Months Ended	1 Months Ended	83 Months Ended	0 Months Ended	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Mar. 13, 2015	Sep. 30, 2013	Jul. 05, 2011	Jan. 31, 2013	Mar. 15, 2015	Mar. 31, 2015	Apr. 20, 2013	Sep. 30, 2012	Mar. 31, 2013	Oct. 31, 2012
Short-term Debt [Line Items]
Proceeds from convertible debt	$ 750,000	$ 0	$ 0	$ 250,000
Debt instrument, interest rate, stated percentage	8.00%								8.00%	8.00%
Convertible preferred stock, value, upon closing of preferred equity financing			1,000,000
Convertible notes, total aggregate principal balance											1,880,000
Convertible Notes Payable Related Parties Current								105,000
Related Parties [Member]
Short-term Debt [Line Items]
Matured Convertible Notes								50,000				55,000
Subscription Agreement [Member]
Short-term Debt [Line Items]
Debt Conversion, Description					either (a) converted into shares of the Company’s common stock, $0.001 par value per share (“Common Stock”) or (b) the outstanding principal and accrued interest on the Notes is paid in full by the Company. Interest on the Notes becomes due and payable upon their conversion or the Stated Maturity Date and may become due and payable upon the occurrence of an event of default under the Notes. The Notes contain customary events of default, which include, among other things, (i) the Company’s failure to pay other indebtedness of $100,000 or more within the specified cure period for such breach; (iii) the acceleration of the stated maturity of such indebtedness; (iii) the insolvency of the Company; and (iv) the receipt of final, non-appealable judgments in the aggregate amount of $100,000 or more.
Minimum
Short-term Debt [Line Items]
Percentage of principle balance of notes on conversion price of notes			6.00%	10.00%		10.00%
Maximum
Short-term Debt [Line Items]
Percentage of principle balance of notes on conversion price of notes			10.00%			50.00%
Convertible Notes Payable
Short-term Debt [Line Items]
Proceeds from convertible debt							250,000	1,735,000
Debt instrument, interest rate, stated percentage							6.00%
Convertible preferred stock, value, upon closing of preferred equity financing			1,000,000				750,000
Matured Convertible Notes												1,245,000		50,000
Convertible Notes Payable Related Parties Current													1,345,000
Debt Instrument, Convertible, Conversion Price					0.20
Debt Instrument, Interest Rate, Effective Percentage	8.00%									8.00%
Other Notes Payable	100,000									100,000
Convertible Notes Payable | Related Parties [Member]
Short-term Debt [Line Items]
Convertible notes, total aggregate principal balance											1,880,000
Convertible Notes Payable | Subscription Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage					8.00%
Debt Instrument, Face Amount					750,000
Debt Instrument, Maturity Date					Mar. 13, 2016
Debt Instrument, Convertible, Conversion Price	$ 0.001									$ 0.001
Other Noncash Expense	92,857
Convertible Notes Payable | Subscription Agreement [Member] | Derivative [Member]
Short-term Debt [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	262,131								354,988	262,131
Proceeds from Issuance of Debt									395,012
Other Noncash Expense										92,857
Convertible Notes Payable | investors [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount					250,000
Convertible Notes Payable | Minimum
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage								0.00%
Percentage of principle balance of notes on conversion price of notes			6.00%					10.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger					4.99%
Convertible Notes Payable | Maximum
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage								0.00%
Percentage of principle balance of notes on conversion price of notes								50.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger					9.99%